Note 2 - Plan of Arrangement (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of net assets transferred, spin-out arrangements [text block]
Assets:
Accounts receivable and prepaid expenses	$142,731
Marketable securities (1)	357,672
Inventory	274,768
Investment in associate	2,108,408
Reclamation deposit	30,235
Contingent shares receivable	47,100
Property, plant and equipment	622,971
Exploration and evaluation assets	2,128,240
Total assets	5,712,125
Liabilities:
Trade and other payables	(49,748)
Carrying value of net assets	5,662,377
Fair value of net assets distributed	8,777,799
Gain on transfer of spin-out assets	$3,115,422